Summary of Significant Accounting Policies - Schedule of Currency Exchange Rate (Details)	Dec. 31, 2025	Dec. 31, 2024
Year-End [Member]
Schedule of Currency Exchange Rate [Line Items]
Currency exchange rates	7.7833	7.7677
Year Average [Member]
Schedule of Currency Exchange Rate [Line Items]
Currency exchange rates	7.7956	7.803